UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08876

Senior Debt Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 99.5%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
AWAS Capital, Inc.
$9,325,000	Term Loan, 6.75%, Maturing March 22, 2013	$9,237,578
CACI International, Inc.
1,008,178	Term Loan, 6.31%, Maturing May 3, 2011	1,015,425
Delta Air Lines, Inc.
4,225,000	Term Loan, 10.02%, Maturing March 16, 2008	4,346,152
4,275,000	Term Loan, 8.02%, Maturing March 27, 2008	4,342,562
Dresser Rand Group, Inc.
1,862,985	Term Loan, 6.92%, Maturing October 29, 2011	1,881,906
Hexcel Corp.
3,239,559	Term Loan, 6.81%, Maturing March 1, 2012	3,257,781
IAP Worldwide Services, Inc.
3,192,000	Term Loan, 8.00%, Maturing December 30, 2012	3,223,920
Jet Aviation Holding, AG
1,500,000	Term Loan, 7.51%, Maturing May 15, 2013	1,496,250
K&F Industries, Inc.
2,453,712	Term Loan, 7.05%, Maturing November 18, 2012	2,477,484
Mid-Western Aircraft Systems, Inc.
3,215,700	Term Loan, 7.32%, Maturing December 31, 2011	3,255,896
Standard Aero Holdings, Inc.
2,580,238	Term Loan, 7.12%, Maturing August 24, 2012	2,580,238
Transdigm, Inc.
2,450,000	Term Loan, 7.33%, Maturing July 22, 2010	2,463,399
Vought Aircraft Industries, Inc.
2,000,000	Revolving Loan, 9.25%, Maturing December 22, 2009(2)	1,930,000
1,000,000	Term Loan, 7.33%, Maturing December 22, 2010	1,012,500
3,266,118	Term Loan, 7.60%, Maturing December 22, 2011	3,300,820
Wam Aquisition, S.A.
2,417,800	Term Loan, 7.73%, Maturing April 8, 2013	2,452,367
2,417,800	Term Loan, 8.23%, Maturing April 8, 2014	2,463,700
Wyle Laboratories, Inc.
972,315	Term Loan, 7.88%, Maturing January 28, 2011	988,115
		$51,726,093
Air Transport — 0.2%
United Airlines, Inc.
$4,506,250	Term Loan, 8.63%, Maturing February 1, 2012	$4,574,970
643,750	Term Loan, 8.88%, Maturing February 1, 2012	653,567
		$5,228,537

Principal Amount	Borrower/Tranche Description	Value
Automotive — 5.1%
AA Acquisitions Co., Ltd.
$1,000,000	Term Loan, 7.12%, Maturing June 25, 2012	GBP	1,901,294
1,000,000	Term Loan, 7.62%, Maturing June 25, 2013	GBP	1,910,169
Accuride Corp.
8,239,730	Term Loan, 6.94%, Maturing January 31, 2012		8,310,797
Affina Group, Inc.
3,994,314	Term Loan, 8.13%, Maturing November 30, 2011		4,009,293
Citation Corp.
5,991,530	Term Loan, 10.97%, Maturing May 23, 2009		5,566,131
Collins & Aikman Products Co.
2,318,912	Term Loan, 11.50%, Maturing August 31, 2011		2,277,916
CSA Acquisition Corp.
1,574,733	Term Loan, 7.50%, Maturing December 23, 2011		1,584,182
1,315,346	Term Loan, 7.50%, Maturing December 23, 2011		1,323,238
Dana Corp.
3,325,000	DIP Loan, 7.22%, Maturing April 13, 2008		3,337,469
Dayco Products, LLC
8,517,248	Term Loan, 8.03%, Maturing June 23, 2011		8,626,380
Dura Operating Corp.
1,933,000	Term Loan, 8.83%, Maturing May 3, 2011		1,961,995
Exide Technologies, Inc.
1,764,628	Term Loan, 11.25%, Maturing May 5, 2010		1,852,860
1,786,253	Term Loan, 11.25%, Maturing May 5, 2010		1,875,566
Federal-Mogul Corp.
3,731,418	Term Loan, 7.34%, Maturing December 9, 2006		3,669,634
6,000,000	Term Loan, 7.59%, Maturing December 9, 2006		5,909,400
11,852,057	Revolving Loan, 8.41%, Maturing December 9, 2006(2)		11,896,502
5,351,062	Term Loan, 8.84%, Maturing December 9, 2006		5,384,506
Goodyear Tire & Rubber Co.
7,500,000	Revolving Loan, 0%, Maturing April 30, 2010(2)		7,460,940
1,175,000	Term Loan, 4.73%, Maturing April 30, 2010		1,182,834
10,605,000	Term Loan, 7.95%, Maturing April 30, 2010		10,700,445
HLI Operating Co., Inc.
3,741,535	Term Loan, 8.49%, Maturing June 3, 2009		3,756,569
Insurance Auto Auctions, Inc.
1,271,069	Term Loan, 7.85%, Maturing May 19, 2012		1,285,369
Key Automotive Group
4,447,679	Term Loan, 8.11%, Maturing June 29, 2010		4,492,156
Keystone Automotive Operations, Inc.
1,812,051	Term Loan, 7.18%, Maturing October 30, 2009		1,815,449
Kwik Fit Group Ltd.
1,250,000	Term Loan, 7.12%, Maturing August 31, 2013	GBP	2,372,189
1,250,000	Term Loan, 7.62%, Maturing August 31, 2014	GBP	2,382,668
Plastech Engineered Products, Inc.
939,494	Term Loan, 9.28%, Maturing March 31, 2010		938,711

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
R.J. Tower Corp.
$7,000,000	DIP Revolving Loan, 5.57%, Maturing February 2, 2007(2)	$6,973,750
Safelite Glass Corp.
1,028,506	Term Loan, 8.46%, Maturing June 30, 2008	1,015,650
2,926,479	Term Loan, 8.96%, Maturing June 30, 2008	2,889,898
Tenneco Automotive, Inc.
3,600,741	Term Loan, 7.19%, Maturing December 12, 2009	3,631,797
2,383,463	Term Loan, 7.05%, Maturing December 12, 2010	2,404,020
TI Automotive, Ltd.
3,734,702	Term Loan, 7.94%, Maturing June 30, 2011	3,692,687
Trimas Corp.
7,789,775	Term Loan, 8.87%, Maturing December 31, 2009	7,919,607
TRW Automotive, Inc.
7,066,196	Term Loan, 6.25%, Maturing June 30, 2012	7,084,844
United Components, Inc.
2,110,191	Term Loan, 7.41%, Maturing June 30, 2010	2,120,742
Visteon Corp.
1,600,000	Term Loan, 9.18%, Maturing June 20, 2007	1,608,400
		$147,126,057
Beverage and Tobacco — 1.2%
Alliance One International, Inc.
$2,841,300	Term Loan, 8.48%, Maturing May 13, 2010	$2,866,161
Constellation Brands, Inc.
15,037,161	Term Loan, 6.36%, Maturing November 30, 2011	15,109,535
Culligan International Co.
2,574,000	Term Loan, 7.08%, Maturing September 30, 2011	2,588,479
National Dairy Holdings, L.P.
6,016,694	Term Loan, 7.09%, Maturing March 15, 2012	6,039,257
National Distribution Co.
2,750,000	Term Loan, 11.60%, Maturing June 22, 2010	2,756,875
Southern Wine & Spirits of America, Inc.
5,144,845	Term Loan, 6.48%, Maturing June 1, 2012	5,179,414
Sunny Delight Beverages Co.
265,494	Term Loan, 10.04%, Maturing August 20, 2010	264,499
		$34,804,220
Building and Development — 7.2%
401 North Wabash Venture, LLC
$5,500,000	Term Loan, 8.84%, Maturing May 7, 2008(2)	$5,555,000
Biomed Realty, L.P.
10,965,000	Term Loan, 7.27%, Maturing May 31, 2010	10,992,412
Capital Automotive REIT
4,299,788	Term Loan, 6.78%, Maturing December 16, 2010	4,321,957

Principal Amount	Borrower/Tranche Description	Value
DMB / CH II, LLC
$729,000	Term Loan, 7.54%, Maturing September 9, 2009	$730,822
Empire Hawkeye Partners, L.P.
6,800,000	Term Loan, 4.92%, Maturing December 1, 2009(2)	6,808,500
Epco / Fantome, LLC
5,100,000	Term Loan, 8.09%, Maturing November 23, 2010	5,112,750
Formica Corp.
3,400,000	Term Loan, 7.96%, Maturing March 15, 2013	3,419,125
FT-FIN Acquisition, LLC
4,461,070	Term Loan, 9.62%, Maturing November 17, 2007	4,472,223
Gables GP, Inc.
2,762,404	Term Loan, 6.84%, Maturing September 30, 2006	2,769,597
Hearthstone Housing Partners II, LLC
13,750,000	Revolving Loan, 4.15%, Maturing December 1, 2007(2)	13,715,625
Hovstone Holdings, LLC
4,410,000	Term Loan, 7.36%, Maturing February 28, 2009	4,421,025
Kyle Acquisition Group, LLC
1,653,650	Term Loan, 7.06%, Maturing July 20, 2010	1,660,885
Landsource Communities, LLC
9,721,000	Term Loan, 7.63%, Maturing March 31, 2010	9,760,496
LNR Property Corp.
6,972,760	Term Loan, 8.04%, Maturing February 3, 2008	6,988,016
159,750	Term Loan, 8.08%, Maturing February 3, 2008	160,682
LNR Property Holdings Corp.
2,288,928	Term Loan, 9.54%, Maturing March 3, 2008	2,343,290
MAAX Corp.
3,180,942	Term Loan, 8.10%, Maturing June 4, 2011	3,165,038
Mattamy Funding Partnership
1,500,000	Term Loan, 7.48%, Maturing April 11, 2013	1,518,750
Mueller Group, Inc.
8,681,375	Term Loan, 7.81%, Maturing October 3, 2012	8,768,189
NCI Building Systems, Inc.
2,911,264	Term Loan, 6.71%, Maturing June 18, 2010	2,924,912
Newkirk Master, L.P.
10,935,981	Term Loan, 6.83%, Maturing August 11, 2008	11,014,588
Nortek, Inc.
6,744,863	Term Loan, 6.69%, Maturing August 27, 2011	6,780,698
Panolam Industries Holdings, Inc.
2,687,747	Term Loan, 7.73%, Maturing September 30, 2012	2,707,905
Ply Gem Industries, Inc.
343,750	Term Loan, 7.21%, Maturing August 15, 2011	345,469
5,156,250	Term Loan, 7.21%, Maturing August 15, 2011	5,182,031
South Edge, LLC
4,475,000	Term Loan, 7.13%, Maturing October 31, 2009	4,504,835
St. Mary's Cement, Inc.
2,592,831	Term Loan, 6.98%, Maturing December 4, 2010	2,633,344

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Stile Acquisition Corp.
$6,710,206	Term Loan, 7.11%, Maturing April 6, 2013		$6,676,011
Stile U.S. Acquisition Corp.
6,721,638	Term Loan, 7.11%, Maturing April 6, 2013		6,687,384
Sunstone Hotel Partnership, LLC
5,000,000	Revolving Loan, 0%, Maturing October 26, 2007(2)		4,987,500
TE / Tousa Senior, LLC
2,000,000	Revolving Loan, 5.93%, Maturing July 29, 2008(2)		1,997,500
3,750,000	Term Loan, 7.75%, Maturing July 29, 2008		3,778,125
The Woodlands Community Property Co.
4,687,814	Term Loan, 7.24%, Maturing November 30, 2007		4,722,972
1,135,306	Term Loan, 9.24%, Maturing November 30, 2007		1,152,336
Tousa / Kolter, LLC
7,410,000	Term Loan, 6.27%, Maturing January 7, 2008(2)		7,447,050
Trizec Properties, Inc.
7,750,000	Term Loan, 6.53%, Maturing May 2, 2007		7,745,768
TRU 2005 RE Holding Co.
13,750,000	Term Loan, 8.02%, Maturing December 9, 2008		13,745,710
Trustreet Properties, Inc.
5,150,000	Term Loan, 7.02%, Maturing April 8, 2010		5,188,625
United Subcontractors, Inc.
2,675,000	Term Loan, 11.95%, Maturing June 27, 2013		2,678,344
WCI Communities, Inc.
8,300,000	Term Loan, 7.04%, Maturing December 23, 2010		8,320,750
			$207,906,239
Business Equipment and Services — 4.6%
Acco Brands Corp.
$2,005,750	Term Loan, 6.81%, Maturing August 17, 2012		$2,018,703
Activant Solutions Inc.
2,400,000	Term Loan, 7.19%, Maturing May 1, 2013		2,408,251
Affiliated Computer Services
2,493,750	Term Loan, 6.58%, Maturing March 20, 2013		2,502,323
Affinion Group, Inc.
7,297,674	Term Loan, 7.92%, Maturing October 17, 2012		7,346,707
Allied Security Holdings, LLC
3,093,201	Term Loan, 8.86%, Maturing June 30, 2010		3,124,133
Audatex North America, Inc.
1,000,000	Term Loan, 8.28%, Maturing January 13, 2013	EUR	1,325,392
1,000,000	Term Loan, 5.06%, Maturing April 13, 2013	EUR	1,290,872
Baker & Taylor, Inc.
7,600,000	Revolving Loan, 5.16%, Maturing May 6, 2011(2)		7,562,000
3,100,000	Term Loan, 12.12%, Maturing May 6, 2011		3,131,000
Buhrmann US, Inc.
6,757,359	Term Loan, 6.77%, Maturing December 31, 2010		6,791,146

Principal Amount	Borrower/Tranche Description	Value
DynCorp International, LLC
$4,425,300	Term Loan, 7.63%, Maturing February 11, 2011		$4,471,398
Gate Gourmet Borrower, LLC
195,556	Term Loan, 7.00%, Maturing March 9, 2012		197,511
1,564,444	Term Loan, 7.64%, Maturing March 9, 2012		1,580,089
3,150,000	Term Loan, 5.47%, Maturing March 9, 2013	EUR	4,081,420
Global Imaging Systems, Inc.
3,352,816	Term Loan, 6.38%, Maturing May 10, 2010		3,358,056
Info USA, Inc.
1,995,000	Term Loan, 6.85%, Maturing February 14, 2012		2,007,469
IPayment, Inc.
2,975,000	Term Loan, 7.34%, Maturing May 10, 2013		2,989,875
Iron Mountain, Inc.
6,401,442	Term Loan, 6.84%, Maturing April 2, 2011		6,458,786
9,583,881	Term Loan, 7.00%, Maturing April 2, 2011		9,657,753
Language Line, Inc.
8,090,321	Term Loan, 9.35%, Maturing June 11, 2011		8,153,531
Mitchell International, Inc.
4,400,434	Term Loan, 6.98%, Maturing August 15, 2011		4,436,188
Protection One, Inc.
3,251,269	Term Loan, 7.64%, Maturing April 18, 2011		3,266,511
RGIS Holdings, LLC
3,740,625	Term Loan, 7.48%, Maturing February 15, 2013		3,740,625
Sungard Data Systems, Inc.
30,342,925	Term Loan, 7.66%, Maturing February 11, 2013		30,574,290
Transaction Network Services, Inc.
2,808,685	Term Loan, 6.89%, Maturing May 4, 2012		2,815,707
US Investigations Services, Inc.
2,451,697	Term Loan, 7.43%, Maturing October 14, 2012		2,480,811
1,755,601	Term Loan, 7.43%, Maturing October 14, 2013		1,776,449
Western Inventory Services
886,045	Term Loan, 8.02%, Maturing March 31, 2011		890,475
777,232	Term Loan, 8.09%, Maturing March 31, 2011		781,118
Williams Scotsman, Inc.
2,570,000	Term Loan, 7.13%, Maturing June 28, 2010		2,587,669
			$133,806,258
Cable and Satellite Television — 4.8%
Adelphia Communications Corp.
$12,278,516	DIP Loan, 7.13%, Maturing August 7, 2006		$12,328,404
Atlantic Broadband Finance, LLC
5,854,353	Term Loan, 7.62%, Maturing September 1, 2011		5,942,168
Bragg Communications, Inc.
3,350,197	Term Loan, 7.23%, Maturing August 31, 2011		3,371,136
Bresnan Broadband Holdings, LLC
5,000,000	Term Loan, 7.02%, Maturing March 29, 2014		5,022,915

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Cablecom Luxembourg SCA
$2,000,000	Term Loan, 5.23%, Maturing September 28, 2012	EUR	2,597,320
Canadian Cable Acquisition Co., Inc.
4,668,900	Term Loan, 7.96%, Maturing July 30, 2011		4,703,917
Charter Communications Operating, LLC
29,888,627	Term Loan, 7.76%, Maturing April 28, 2013		30,063,356
CSC Holdings, Inc.
9,600,000	Term Loan, 6.75%, Maturing March 29, 2013		9,608,304
Eno (Altice One)
1,250,000	Term Loan, 5.13%, Maturing December 31, 2013	EUR	1,609,451
1,250,000	Term Loan, 5.63%, Maturing December 31, 2014	EUR	1,613,089
Insight Midwest Holdings, LLC
11,385,880	Term Loan, 7.00%, Maturing December 31, 2009		11,455,744
Liberty Cablevision of Puerto Rico, Ltd.
1,300,000	Term Loan, 7.09%, Maturing March 1, 2013		1,305,687
Mediacom Broadband Group
1,965,150	Term Loan, 6.89%, Maturing January 31, 2015		1,963,615
Mediacom Illinois, LLC
8,000,000	Term Loan, 6.58%, Maturing September 30, 2012		7,951,432
6,023,750	Term Loan, 6.90%, Maturing March 31, 2013		6,016,756
PKS Media (Netherlands) B.V.
2,500,000	Term Loan, 4.89%, Maturing October 5, 2013	EUR	3,222,030
1,000,000	Term Loan, 5.14%, Maturing October 5, 2013	EUR	1,303,922
1,000,000	Term Loan, 5.64%, Maturing October 5, 2014	EUR	1,310,045
San Juan Cable, LLC
997,500	Term Loan, 6.84%, Maturing October 31, 2012		1,002,800
UGS Corp.
7,620,749	Term Loan, 7.09%, Maturing March 31, 2012		7,674,727
UPC Broadband Holding B.V.
3,150,000	Term Loan, 4.99%, Maturing March 31, 2013	EUR	4,055,898
2,790,000	Term Loan, 7.11%, Maturing March 31, 2013		2,802,081
3,150,000	Term Loan, 4.99%, Maturing December 31, 2013	EUR	4,055,898
2,790,000	Term Loan, 7.11%, Maturing December 31, 2013		2,802,081
YPSO France S.A.S
3,300,000	Term Loan, 5.13%, Maturing December 16, 2013	EUR	4,251,490
			$138,034,266
Chemicals and Plastics — 6.5%
Basell Af S.A.R.L.
$358,974	Term Loan, 5.34%, Maturing August 1, 2013	EUR	467,695
641,026	Term Loan, 5.37%, Maturing August 1, 2013	EUR	835,169
916,667	Term Loan, 7.73%, Maturing August 1, 2013		932,326
183,333	Term Loan, 7.73%, Maturing August 1, 2013		186,465
358,974	Term Loan, 5.84%, Maturing August 1, 2014	EUR	469,683
641,026	Term Loan, 5.87%, Maturing August 1, 2014	EUR	838,719
916,667	Term Loan, 8.23%, Maturing August 1, 2014		932,326
183,333	Term Loan, 8.23%, Maturing August 1, 2014		186,465

Principal Amount	Borrower/Tranche Description	Value
Brenntag Holding GmbH and Co. KG
$2,117,647	Term Loan, 5.45%, Maturing December 23, 2013	EUR	2,760,434
883,636	Term Loan, 7.44%, Maturing January 18, 2014		895,786
3,616,364	Term Loan, 7.44%, Maturing January 18, 2014		3,665,185
496,877	Term Loan, 5.70%, Maturing December 23, 2014	EUR	649,595
385,476	Term Loan, 5.70%, Maturing December 23, 2014	EUR	510,081
Celanese Holdings, LLC
15,050,775	Term Loan, 6.98%, Maturing April 6, 2011		15,139,198
Gentek, Inc.
2,498,422	Term Loan, 7.26%, Maturing February 25, 2011		2,523,017
Hercules, Inc.
744,000	Term Loan, 6.53%, Maturing October 8, 2010		749,231
Hexion Specialty Chemicals
11,645,308	Term Loan, 7.13%, Maturing May 5, 2013		11,641,674
2,529,692	Term loan, 7.13%, Maturing May 5, 2013		2,528,903
Huntsman, LLC
2,335,000	Term Loan, 4.66%, Maturing August 16, 2012	EUR	3,014,187
19,354,423	Term Loan, 6.83%, Maturing August 16, 2012		19,386,184
Ineos Group
849,785	Term Loan, 5.41%, Maturing December 14, 2011	EUR	1,103,165
150,215	Term Loan, 5.41%, Maturing December 14, 2011	EUR	195,004
849,785	Term Loan, 5.91%, Maturing December 14, 2011	EUR	1,108,367
150,215	Term Loan, 5.91%, Maturing December 14, 2011	EUR	195,924
2,950,000	Term Loan, 7.34%, Maturing December 14, 2012		2,982,081
1,925,000	Term Loan, 7.34%, Maturing December 14, 2013		1,951,469
1,925,000	Term Loan, 7.84%, Maturing December 14, 2014		1,951,469
Innophos, Inc.
1,580,204	Term Loan, 7.27%, Maturing August 13, 2010		1,594,690
Invista B.V.
9,387,599	Term Loan, 6.75%, Maturing April 29, 2011		9,426,717
4,772,017	Term Loan, 6.75%, Maturing April 29, 2011		4,791,902
ISP Chemo, Inc.
7,175,000	Term Loan, 6.94%, Maturing February 16, 2013		7,214,800
Kranton Polymers, LLC
5,325,767	Term Loan, 7.13%, Maturing May 12, 2013		5,339,081
Mosaic Co.
7,172,550	Term Loan, 6.39%, Maturing February 21, 2012		7,206,175
Nalco Co.
17,647,643	Term Loan, 6.64%, Maturing November 4, 2010		17,733,675
PQ Corp.
3,870,900	Term Loan, 7.00%, Maturing February 11, 2012		3,906,385
Rockwood Specialties Group, Inc.
9,191,650	Term Loan, 7.13%, Maturing December 10, 2012		9,267,049
Sigmakalon (BC) Holdco B.V.
1,970,000	Term Loan, 5.02%, Maturing September 9, 2012	EUR	2,527,836
92,758	Term Loan, 5.52%, Maturing September 9, 2013	EUR	120,316

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
$1,204,580	Term Loan, 5.52%, Maturing September 9, 2013	EUR	1,562,454
2,202,661	Term Loan, 5.52%, Maturing September 9, 2013	EUR	2,857,059
729,480	Term Loan, 6.02%, Maturing September 9, 2014	EUR	950,450
181,330	Term Loan, 6.02%, Maturing September 9, 2014	EUR	233,492
178,614	Term Loan, 6.02%, Maturing September 9, 2014	EUR	232,719
2,135,161	Term Loan, 6.02%, Maturing September 9, 2014	EUR	2,781,931
183,030	Term Loan, 7.87%, Maturing September 9, 2014	GBP	343,361
Solo Cup Co.
9,424,278	Term Loan, 7.53%, Maturing February 27, 2011		9,511,651
1,775,000	Term Loan, 11.50%, Maturing March 31, 2012		1,801,625
TPG Spring UK, Ltd.
4,546,143	Term Loan, 5.49%, Maturing June 27, 2013	EUR	5,862,651
4,546,143	Term Loan, 5.99%, Maturing June 27, 2013	EUR	5,887,953
Wavin Holdings B.V.
900,000	Term Loan, 5.30%, Maturing September 9, 2013	EUR	1,166,120
900,000	Term Loan, 5.80%, Maturing September 9, 2014	EUR	1,171,467
Wellman, Inc.
5,400,000	Term Loan, 9.15%, Maturing February 10, 2009		5,458,217
			$186,749,578
Clothing/Textiles — 0.3%
Joan Fabrics Corp.
$295,739	Term Loan, 10.25%, Maturing June 30, 2006(3)		$245,463
Propex Fabrics, Inc.
3,082,356	Term Loan, 7.34%, Maturing July 31, 2012		3,097,768
St. John Knits International, Inc.
2,540,570	Term Loan, 7.25%, Maturing March 23, 2012		2,569,151
The William Carter Co.
2,628,134	Term Loan, 6.70%, Maturing July 14, 2012		2,636,347
			$8,548,729
Conglomerates — 2.9%
Aearo Technologies, Inc.
$2,650,000	Term Loan, 7.45%, Maturing March 22, 2013		$2,680,364
Amsted Industries, Inc.
5,500,000	Term Loan, 7.00%, Maturing October 15, 2010		5,572,187
Blount, Inc.
1,809,969	Term Loan, 6.76%, Maturing August 9, 2010		1,828,068
Dundee Holdco 4 Limited
728,900	Term Loan, 8.48%, Maturing August 17, 2015	EUR	936,236
Dundee Holding, Inc.
1,217,171	Term Loan, 7.83%, Maturing February 17, 2014		1,217,171
Euramax Europe B.V.
1,401,756	Term Loan, 5.70%, Maturing June 29, 2012	EUR	1,794,484

Principal Amount	Borrower/Tranche Description	Value
Euramax International, Inc.
$2,138,811	Term Loan, 7.69%, Maturing June 28, 2012		$2,158,862
Goodman Global Holdings, Inc.
3,885,686	Term Loan, 6.94%, Maturing December 23, 2011		3,903,494
ISS Holdings A/S
2,504,202	Term Loan, 5.33%, Maturing December 31, 2013	EUR	3,269,798
1,704,757	Term Loan, 7.21%, Maturing December 31, 2013	GBP	3,232,381
Jarden Corp.
3,628,237	Term Loan, 6.74%, Maturing January 24, 2012		3,640,711
10,619,332	Term Loan, 6.99%, Maturing January 24, 2012		10,675,274
Johnson Diversey, Inc.
1,060,665	Term Loan, 0%, Maturing December 16, 2010(2)		1,066,631
11,400,159	Term Loan, 7.60%, Maturing December 16, 2011		11,511,311
Platinum 100, Ltd.
500,000	Term Loan, 7.43%, Maturing January 15, 2013	GBP	941,755
500,000	Term Loan, 7.93%, Maturing January 15, 2014	GBP	945,108
Polymer Group, Inc.
2,000,000	Revolving Loan, 5.64%, Maturing November 22, 2010(2)		1,950,000
8,628,375	Term Loan, 7.21%, Maturing November 22, 2012		8,757,801
PP Acquisition Corp.
6,651,689	Term Loan, 7.98%, Maturing November 12, 2011		6,723,747
Rexnord Corp.
7,007,637	Term Loan, 7.37%, Maturing December 31, 2011		7,064,574
Sensata Technologies Finance C
2,450,000	Term Loan, 6.86%, Maturing April 27, 2013		2,450,985
Walter Industries, Inc.
1,321,492	Term Loan, 6.84%, Maturing October 3, 2012		1,333,261
			$83,654,203
Containers and Glass Products — 4.1%
Berry Plastics Corp.
$9,982,230	Term Loan, 6.59%, Maturing December 2, 2011		$10,044,619
BWAY Corp.
1,634,633	Term Loan, 7.31%, Maturing June 30, 2011		1,653,023
Consolidated Container Holding, LLC
3,831,750	Term Loan, 8.37%, Maturing December 15, 2008		3,852,507
Crown Americas, Inc.
1,000,000	Term Loan, 4.12%, Maturing November 15, 2012	EUR	1,283,246
1,375,000	Term Loan, 6.44%, Maturing November 15, 2012		1,379,297
Graham Packaging Holdings Co.
15,059,379	Term Loan, 7.11%, Maturing October 7, 2011		15,151,934
850,000	Term Loan, 7.38%, Maturing October 7, 2011		855,224
Graphic Packaging International, Inc.
2,000,000	Revolving Loan, 7.39%, Maturing August 8, 2007(2)		1,942,500
18,513,120	Term Loan, 7.50%, Maturing August 8, 2010		18,714,784

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Impress Metal Packaging Holdings, B.V.
$5,713,671	Term Loan, 7.94%, Maturing December 31, 2006		$5,727,956
IPG (US), Inc.
3,477,051	Term Loan, 7.16%, Maturing July 28, 2011		3,528,483
JSG Acquisitions
6,500,000	Term Loan, 5.25%, Maturing December 31, 2014	EUR	8,484,595
6,500,000	Term Loan, 5.74%, Maturing December 31, 2014	EUR	8,484,595
Kranson Industries, Inc.
2,180,964	Term Loan, 7.73%, Maturing July 30, 2011		2,197,321
Owens-Illinois, Inc.
5,000,000	Revolving Loan, 7.46%, Maturing April 1, 2007(2)		4,998,440
4,015,544	Term Loan, 6.85%, Maturing April 1, 2007		4,016,801
2,000,000	Term Loan, 6.85%, Maturing April 1, 2008		2,001,250
2,168,179	Term Loan, 6.85%, Maturing April 1, 2008		2,170,889
Pregis Corp.
2,487,500	Term Loan, 5.30%, Maturing October 12, 2012	EUR	3,235,008
Smurfit-Stone Container Corp.
1,986,462	Term Loan, 4.73%, Maturing November 1, 2010		2,000,395
4,977,726	Term Loan, 7.19%, Maturing November 1, 2011		5,012,640
12,872,079	Term Loan, 7.28%, Maturing November 1, 2011		12,962,364
			$119,697,871
Cosmetics/Toiletries — 0.3%
American Safety Razor Co.
$1,545,212	Term Loan, 7.97%, Maturing February 28, 2012		$1,556,802
Prestige Brands, Inc.
6,396,962	Term Loan, 7.24%, Maturing April 6, 2011		6,459,601
Revlon Consumer Products Corp.
2,187,500	Term Loan, 10.91%, Maturing July 9, 2010		2,229,428
			$10,245,831
Drugs — 0.6%
Warner Chilcott Corp.
$2,056,753	Term Loan, 7.61%, Maturing January 18, 2012		$2,067,220
4,452,118	Term Loan, 7.61%, Maturing January 18, 2012		4,474,775
11,048,778	Term Loan, 7.62%, Maturing January 18, 2012		11,105,006
			$17,647,001
Ecological Services and Equipment — 1.1%
Alderwoods Group, Inc.
$1,747,072	Term Loan, 6.96%, Maturing September 29, 2009		$1,759,630
Allied Waste Industries, Inc.
3,437,592	Term Loan, 4.88%, Maturing January 15, 2012		3,440,717
3,853,334	Term Loan, 6.76%, Maturing January 15, 2012		3,857,750

Principal Amount	Borrower/Tranche Description	Value
Envirocare of Utah, LLC
$4,745,455	Term Loan, 7.85%, Maturing April 15, 2010		$4,808,726
Environmental Systems, Inc.
3,023,840	Term Loan, 8.66%, Maturing December 12, 2008		3,042,739
500,000	Term Loan, 15.14%, Maturing December 12, 2010		512,500
Sensus Metering Systems, Inc.
456,771	Term Loan, 6.85%, Maturing December 17, 2010		459,055
3,438,775	Term Loan, 6.93%, Maturing December 17, 2010		3,455,969
Sulo GmbH
3,750,000	Term Loan, 5.49%, Maturing January 19, 2014	EUR	4,876,227
3,750,000	Term Loan, 5.99%, Maturing January 19, 2015	EUR	4,897,834
			$31,111,147
Electronics/Electrical — 2.1%
AMI Semiconductor, Inc.
$1,289,328	Term Loan, 6.58%, Maturing April 1, 2012		$1,296,849
Aspect Software, Inc.
2,175,000	Term Loan, 7.44%, Maturing September 22, 2010		2,185,875
Communications & Power, Inc.
1,416,667	Term Loan, 7.68%, Maturing July 23, 2010		1,426,112
Enersys Capital, Inc.
3,635,250	Term Loan, 6.98%, Maturing March 17, 2011		3,662,514
Fairchild Semiconductor Corp.
3,973,695	Term Loan, 6.88%, Maturing December 31, 2010		4,003,498
FCI International S.A.S.
662,180	Term Loan, 7.73%, Maturing November 1, 2013		671,285
687,820	Term Loan, 7.73%, Maturing November 1, 2013		692,119
687,820	Term Loan, 8.23%, Maturing November 1, 2013		695,558
662,180	Term Loan, 8.23%, Maturing November 1, 2013		671,285
Ganymed 347 VV GmbH
329,460	Term Loan, 5.75%, Maturing April 30, 2013	EUR	427,135
670,540	Term Loan, 5.75%, Maturing April 30, 2013	EUR	869,333
329,460	Term Loan, 6.25%, Maturing April 30, 2014	EUR	429,198
670,540	Term Loan, 6.25%, Maturing April 30, 2014	EUR	873,531
Infor Global Solutions
654,545	Term Loan, 7.80%, Maturing April 18, 2011		653,863
2,945,455	Term Loan, 7.80%, Maturing April 18, 2011		2,942,385
1,350,000	Term Loan, 7.80%, Maturing April 18, 2011		1,348,593
Invensys International Holdings Limited
2,890,174	Term Loan, 8.50%, Maturing September 4, 2009		2,904,625
Network Solutions, LLC
3,102,225	Term Loan, 9.96%, Maturing January 9, 2012		3,117,736
Open Solutions, Inc.
3,661,724	Term Loan, 7.33%, Maturing September 3, 2011		3,696,053
Rayovac Corp.
10,734,734	Term Loan, 8.08%, Maturing February 7, 2012		10,847,116

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Security Co., Inc.
$4,617,826	Term Loan, 8.25%, Maturing June 30, 2010		$4,646,688
Serena Software, Inc.
1,925,000	Term Loan, 7.41%, Maturing March 10, 2013		1,937,432
Telcordia Technologies, Inc.
7,058,700	Term Loan, 7.73%, Maturing September 15, 2012		7,051,345
Vertafore, Inc.
458,333	Term Loan, 0%, Maturing January 31, 2012(2)		461,771
3,565,834	Term Loan, 7.72%, Maturing January 31, 2012		3,592,577
			$61,104,476
Equipment Leasing — 1.4%
Ashtead Group, PLC
$2,267,100	Term Loan, 6.94%, Maturing November 12, 2009		$2,281,269
Carey International, Inc.
1,980,000	Term Loan, 8.94%, Maturing May 2, 2011		1,970,100
Maxim Crane Works, L.P.
3,754,302	Term Loan, 6.94%, Maturing January 28, 2012		3,767,210
The Hertz Corp.
13,750,000	Revolving Loan, 7.09%, Maturing December 21, 2010(2)		13,720,781
654,258	Term Loan, 0%, Maturing December 21, 2012(2)		658,496
786,111	Term Loan, 4.93%, Maturing December 21, 2012		790,608
5,621,212	Term Loan, 7.26%, Maturing December 21, 2012		5,653,371
United Rentals, Inc.
1,726,985	Term Loan, 6.83%, Maturing February 14, 2011		1,738,679
9,381,324	Term Loan, 7.10%, Maturing February 14, 2011		9,444,845
			$40,025,359
Farming/Agriculture — 0.2%
Central Garden & Pet Co.
$6,775,000	Term Loan, 6.52%, Maturing February 28, 2014		$6,811,700
			$6,811,700
Financial Intermediaries — 2.7%
AIMCO Properties, L.P.
$14,600,000	Term Loan, 6.64%, Maturing November 2, 2009		$14,663,875
Ameritrade Holding Corp.
10,825,000	Term Loan, 6.59%, Maturing December 31, 2012		10,829,059
Blitz F04-506 GmbH
1,000,000	Term Loan, 5.67%, Maturing June 30, 2014	EUR	1,305,116
Coinstar, Inc.
1,740,332	Term Loan, 7.03%, Maturing July 7, 2011		1,766,437
Extensity S.A.R.L.- GEAC U.S.
2,700,000	Term Loan, 7.63%, Maturing March 14, 2011		2,698,312

Principal Amount	Borrower/Tranche Description	Value
Fidelity National Information Solutions, Inc.
$22,332,375	Term Loan, 6.83%, Maturing March 9, 2013		$22,393,432
LPL Holdings, Inc.
11,994,938	Term Loan, 8.20%, Maturing June 30, 2013		12,129,881
The Macerich Partnership, L.P.
7,300,000	Revolving Loan, 4.79%, Maturing July 30, 2007(2)		7,081,000
4,310,000	Term Loan, 6.56%, Maturing April 25, 2010		4,323,469
			$77,190,581
Food Products — 2.5%
Acosta, Inc.
$5,885,250	Term Loan, 7.34%, Maturing December 6, 2012		$5,918,355
Advantage Sales & Marketing, Inc.
2,725,000	Term Loan, 7.22%, Maturing March 29, 2013		2,723,297
American Seafoods Group, LLC
2,014,875	Term Loan, 6.73%, Maturing September 30, 2012		2,027,468
BF Bolthouse Holdco, LLC
2,044,875	Term Loan, 7.37%, Maturing December 16, 2012		2,068,520
BL Marketing, Ltd.
1,500,000	Term Loan, 7.19%, Maturing December 20, 2013	GBP	2,855,252
1,500,000	Term Loan, 7.69%, Maturing December 20, 2014	GBP	2,868,509
Black Lion Beverages III B.V.
1,000,000	Term Loan, 5.44%, Maturing December 31, 2013	EUR	1,302,044
1,000,000	Term Loan, 5.78%, Maturing December 31, 2014	EUR	1,308,199
Charden International B.V.
750,000	Term Loan, 5.47%, Maturing March 14, 2014	EUR	965,445
750,000	Term Loan, 5.97%, Maturing March 14, 2015	EUR	969,660
Chiquita Brands, LLC
3,148,091	Term Loan, 7.10%, Maturing June 28, 2012		3,168,421
Del Monte Corp.
3,118,500	Term Loan, 6.65%, Maturing February 8, 2012		3,134,482
Doane Pet Care Co.
1,791,000	Term Loan, 7.17%, Maturing October 21, 2012		1,793,239
Dole Food Company, Inc.
525,581	Term Loan, 6.67%, Maturing April 12, 2013		522,912
3,941,860	Term Loan, 6.97%, Maturing April 12, 2013		3,921,844
1,182,558	Term Loan, 7.06%, Maturing April 12, 2013		1,176,553
Foodvest Limited
361,667	Term Loan, 5.57%, Maturing March 16, 2014	EUR	469,479
250,000	Term Loan, 7.55%, Maturing March 16, 2014	GBP	473,819
361,667	Term Loan, 6.07%, Maturing March 16, 2015	EUR	471,802
250,000	Term Loan, 8.05%, Maturing March 16, 2015	GBP	473,819
Herbalife International, Inc.
811,694	Term Loan, 6.85%, Maturing December 21, 2010		814,230
Interstate Brands Corp.
5,250,000	Revolving Loan, 0%, Maturing September 22, 2006(2)		5,247,811

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Michael Foods, Inc.
$3,928,691	Term Loan, 6.70%, Maturing November 21, 2010	$3,954,883
Nash-Finch Co.
3,870,000	Term Loan, 7.38%, Maturing November 12, 2010	3,899,025
Nutro Products, Inc.
1,475,000	Term Loan, 7.02%, Maturing April 26, 2013	1,477,766
Pinnacle Foods Holdings Corp.
2,142,857	Revolving Loan, 0%, Maturing November 25, 2009(2)	2,083,929
9,424,773	Term Loan, 8.24%, Maturing November 25, 2010	9,491,925
Reddy Ice Group, Inc.
6,975,000	Term Loan, 6.79%, Maturing August 9, 2012	7,022,953
		$72,605,641
Food Service — 2.1%
AFC Enterprises, Inc.
$1,487,990	Term Loan, 7.25%, Maturing May 11, 2011	$1,501,010
Buffets, Inc.
2,000,000	Term Loan, 0%, Maturing June 28, 2007(2)	2,015,000
931,818	Term Loan, 4.98%, Maturing June 28, 2009	938,807
5,981,452	Term Loan, 8.20%, Maturing June 28, 2009	6,026,313
Burger King Corp.
4,779,263	Term Loan, 6.50%, Maturing June 30, 2012	4,781,878
Carrols Corp.
1,770,761	Term Loan, 7.38%, Maturing December 31, 2010	1,790,959
CBRL Group, Inc.
6,275,000	Term Loan, 6.63%, Maturing April 27, 2013	6,282,844
CKE Restaurants, Inc.
1,464,631	Term Loan, 7.13%, Maturing May 1, 2010	1,480,193
Denny's, Inc.
3,989,545	Term Loan, 8.18%, Maturing September 30, 2009	4,047,724
Domino's, Inc.
18,445,512	Term Loan, 6.49%, Maturing June 25, 2010	18,530,048
Jack in the Box, Inc.
2,588,379	Term Loan, 6.52%, Maturing January 8, 2011	2,611,565
Maine Beverage Co., LLC
2,558,036	Term Loan, 6.73%, Maturing June 30, 2010	2,551,641
QCE Finance, LLC
2,800,000	Term Loan, 7.31%, Maturing May 5, 2013	2,804,082
Sagittarius Restaurants, LLC
1,275,000	Term Loan, 7.33%, Maturing March 29, 2013	1,279,781
Weight Watchers International, Inc.
1,500,000	Revolving Loan, 0%, Maturing March 31, 2009(2)	1,500,000
Weightwatchers.com, Inc.
1,665,825	Term Loan, 7.32%, Maturing December 16, 2010	1,684,565
		$59,826,410

Principal Amount	Borrower/Tranche Description	Value
Food/Drug Retailers — 1.9%
Cumberland Farms, Inc.
$8,584,019	Term Loan, 7.25%, Maturing September 8, 2008	$8,626,939
1,394,215	Term Loan, 7.43%, Maturing September 8, 2008	1,397,700
General Nutrition Centers, Inc.
2,734,657	Term Loan, 7.91%, Maturing December 7, 2009	2,756,876
2,000,000	Revolving Loan, 0%, Maturing December 15, 2009(2)	1,945,000
Roundy's Supermarkets, Inc.
11,321,625	Term Loan, 8.02%, Maturing November 3, 2011	11,447,816
The Jean Coutu Group (PJC), Inc.
12,139,577	Term Loan, 7.63%, Maturing July 30, 2011	12,221,349
The Pantry, Inc.
2,593,500	Term Loan, 6.85%, Maturing January 2, 2012	2,610,521
Winn-Dixie Stores, Inc.
13,000,000	DIP Revolving Loan, 0%, Maturing February 23, 2007(2)	12,935,000
		$53,941,201
Forest Products — 2.1%
Appleton Papers, Inc.
$6,186,207	Term Loan, 7.31%, Maturing June 11, 2010	$6,221,004
Boise Cascade Holdings, LLC
8,195,334	Term Loan, 6.75%, Maturing October 29, 2011	8,247,948
Buckeye Technologies, Inc.
2,943,193	Term Loan, 7.01%, Maturing March 15, 2008	2,962,815
Georgia-Pacific Corp.
20,628,250	Term Loan, 6.88%, Maturing December 20, 2012	20,687,886
8,675,000	Term Loan, 7.98%, Maturing December 23, 2013	8,798,870
NewPage Corp.
3,928,571	Revolving Loan, 2.94%, Maturing May 2, 2010(2)	3,908,929
3,154,533	Term Loan, 7.96%, Maturing May 2, 2011	3,178,192
RLC Industries Co.
4,686,097	Term Loan, 6.48%, Maturing February 24, 2010	4,706,598
Xerium Technologies, Inc.
3,228,130	Term Loan, 7.23%, Maturing November 19, 2011	3,230,148
		$61,942,390
Healthcare — 5.7%
Accellent, Inc.
$1,221,938	Term Loan, 7.23%, Maturing November 22, 2012	$1,226,139
Alliance Imaging, Inc.
7,135,893	Term Loan, 7.61%, Maturing December 29, 2011	7,174,919
AMN Healthcare, Inc.
1,623,936	Term Loan, 6.98%, Maturing November 2, 2011	1,639,161
AMR HoldCo, Inc.
1,902,969	Term Loan, 7.25%, Maturing February 10, 2012	1,914,269

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Carl Zeiss Topco GMBH
$1,323,333	Term Loan, 7.86%, Maturing February 28, 2013		$1,339,765
2,646,667	Term Loan, 8.36%, Maturing February 28, 2014		2,690,557
Community Health Systems, Inc.
25,405,538	Term Loan, 6.97%, Maturing August 19, 2011		25,588,153
Concentra Operating Corp.
7,665,073	Term Loan, 6.69%, Maturing September 30, 2011		7,711,386
Conmed Corp.
3,425,000	Term Loan, 6.83%, Maturing April 13, 2013		3,446,406
CRC Health Corp.
1,550,000	Term Loan, 7.23%, Maturing February 6, 2013		1,562,594
Davita, Inc.
18,623,109	Term Loan, 6.99%, Maturing October 5, 2012		18,641,546
Encore Medical IHC, Inc.
4,547,751	Term Loan, 8.20%, Maturing October 4, 2010		4,579,017
FHC Health Systems, Inc.
1,276,786	Term Loan, 10.82%, Maturing December 18, 2009		1,302,321
893,750	Term Loan, 12.82%, Maturing December 18, 2009		911,625
Healthcare Partners, LLC
1,413,271	Term Loan, 6.89%, Maturing March 2, 2011		1,425,637
HealthSouth Corp.
6,800,000	Term Loan, 8.15%, Maturing March 10, 2013		6,811,533
Iasis Healthcare, LLC
491,250	Term Loan, 7.26%, Maturing June 22, 2011		497,135
Kinetic Concepts, Inc.
3,671,577	Term Loan, 6.73%, Maturing August 11, 2010		3,707,529
Leiner Health Products, Inc.
3,193,125	Term Loan, 8.61%, Maturing May 27, 2011		3,229,048
Lifecare Holdings, Inc.
3,283,500	Term Loan, 7.34%, Maturing August 11, 2012		3,177,814
Lifepoint Hospitals, Inc.
12,075,352	Term Loan, 6.91%, Maturing April 15, 2012		12,108,898
Magellan Health Services, Inc.
1,749,249	Term Loan, 4.94%, Maturing August 15, 2008		1,753,622
1,967,905	Term Loan, 7.16%, Maturing August 15, 2008		1,972,825
Matria Healthcare, Inc.
825,321	Term Loan, 7.44%, Maturing January 19, 2007		826,868
1,745,305	Term Loan, 7.31%, Maturing January 19, 2012		1,756,760
Medcath Holdings Corp.
625,294	Term Loan, 7.50%, Maturing July 2, 2011		625,685
Moinlycke
687,209	Term Loan, 5.30%, Maturing November 4, 2013	EUR	896,412
750,000	Term Loan, 5.80%, Maturing November 4, 2014	EUR	982,749
Multiplan Merger Corp.
1,575,000	Term Loan, 7.12%, Maturing April 12, 2013		1,580,249

Principal Amount	Borrower/Tranche Description	Value
National Mentor, Inc.
$2,308,190	Term Loan, 7.58%, Maturing September 30, 2011		$2,318,288
P&F Capital S.A.R.L.
313,835	Term Loan, 5.28%, Maturing February 21, 2014	EUR	409,202
187,852	Term Loan, 5.28%, Maturing February 21, 2014	EUR	244,936
150,740	Term Loan, 5.28%, Maturing February 21, 2014	EUR	196,547
97,573	Term Loan, 5.78%, Maturing February 21, 2014	EUR	127,223
141,892	Term Loan, 5.78%, Maturing February 21, 2015	EUR	185,784
52,703	Term Loan, 5.78%, Maturing February 21, 2015	EUR	69,006
109,459	Term Loan, 5.78%, Maturing February 21, 2015	EUR	143,319
445,946	Term Loan, 5.78%, Maturing February 21, 2015	EUR	583,893
PER-SE Technologies, Inc.
3,283,563	Term Loan, 7.23%, Maturing January 6, 2013		3,320,503
Quintiles Transnational Corp.
5,800,000	Term Loan, 7.08%, Maturing March 31, 2013		5,809,065
Renal Advantage, Inc.
1,119,375	Term Loan, 7.42%, Maturing October 5, 2012		1,129,170
Select Medical Holding Corp.
5,227,200	Term Loan, 6.94%, Maturing February 24, 2012		5,206,511
Sirona Dental Systems GmbH
1,000,000	Term Loan, 5.17%, Maturing June 30, 2013	EUR	1,300,161
Sunrise Medical Holdings, Inc.
3,859,780	Term Loan, 8.44%, Maturing May 13, 2010		3,864,605
Talecris Biotherapeutics, Inc.
3,628,350	Term Loan, 8.44%, Maturing March 31, 2010		3,646,492
Vanguard Health Holding Co., LLC
6,994,446	Term Loan, 6.95%, Maturing September 23, 2011		7,058,928
Ventiv Health, Inc.
1,791,000	Term Loan, 6.48%, Maturing October 5, 2011		1,796,597
VWR International, Inc.
4,633,672	Term Loan, 7.34%, Maturing April 7, 2011		4,676,149
			$163,167,001
Home Furnishings — 1.2%
Interline Brands, Inc.
$3,381,114	Term Loan, 7.23%, Maturing December 31, 2010		$3,402,246
Knoll, Inc.
5,251,803	Term Loan, 6.73%, Maturing October 3, 2012		5,290,372
National Bedding Co., LLC
1,900,637	Term Loan, 6.99%, Maturing August 31, 2011		1,919,169
Oreck Corp.
1,279,361	Term Loan, 7.73%, Maturing February 2, 2012		1,290,555
Sanitec Ltd. Oy
3,000,000	Term Loan, 5.37%, Maturing April 7, 2013	EUR	3,823,005
3,000,000	Term Loan, 5.87%, Maturing April 7, 2014	EUR	3,844,198

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Sealy Mattress Co.
$7,263,716	Term Loan, 6.74%, Maturing April 6, 2012		$7,313,654
Simmons Co.
7,352,277	Term Loan, 7.23%, Maturing December 19, 2011		7,393,634
			$34,276,833
Industrial Equipment — 0.9%
Alliance Laundry Holdings, LLC
$1,699,200	Term Loan, 7.32%, Maturing January 27, 2012		$1,708,758
Colfax Corp.
2,855,913	Term Loan, 7.00%, Maturing December 19, 2011		2,879,117
Douglas Dynamics Holdings, Inc.
1,731,961	Term Loan, 6.73%, Maturing December 16, 2010		1,749,281
Flowserve Corp.
7,005,673	Term Loan, 6.66%, Maturing August 10, 2012		7,046,173
Gleason Corp.
1,629,427	Term Loan, 7.58%, Maturing July 27, 2011		1,649,795
GSCP Athena (Finnish) Holdings
2,576,087	Term Loan, 5.57%, Maturing August 31, 2013	EUR	3,325,399
2,923,913	Term Loan, 6.07%, Maturing August 31, 2014	EUR	3,850,979
Mainline, L.P.
2,253,333	Term Loan, 7.31%, Maturing December 17, 2011		2,278,683
MTD Products, Inc.
2,957,325	Term Loan, 6.63%, Maturing June 1, 2010		2,972,112
			$27,460,297
Insurance — 0.8%
ARG Holding, Inc.
$3,665,813	Term Loan, 8.13%, Maturing November 30, 2011		$3,701,327
CCC Information Services Group
2,400,000	Term Loan, 7.58%, Maturing February 10, 2013		2,419,001
Conseco, Inc.
6,637,625	Term Loan, 6.83%, Maturing June 22, 2010		6,673,581
Hilb Rogal & Hobbs Company
2,925,000	Term Loan, 6.54%, Maturing April 26, 2013		2,929,265
U.S.I. Holdings Corp.
7,045,817	Term Loan, 7.38%, Maturing March 24, 2011		7,125,082
			$22,848,256
Leisure Goods/Activities/Movies — 5.6%
24 Hour Fitness Worldwide, Inc.
$5,880,000	Term Loan, 7.85%, Maturing June 8, 2012		$5,916,750
Alliance Atlantis Communications, Inc.
2,246,310	Term Loan, 6.48%, Maturing December 20, 2011		2,253,330

Principal Amount	Borrower/Tranche Description	Value
Alpha D2, Ltd.
$17,750,000	Term Loan, 6.84%, Maturing December 31, 2007		$17,772,187
AMC Entertainment, Inc.
6,134,625	Term Loan, 7.22%, Maturing January 26, 2013		6,165,721
AMF Bowling Worldwide, Inc.
3,040,411	Term Loan, 8.23%, Maturing August 27, 2009		3,066,066
Carmike Cinemas, Inc.
3,575,000	Term Loan, 0%, Maturing May 19, 2012(2)		3,569,040
2,235,346	Term Loan, 7.69%, Maturing May 19, 2012		2,252,670
Cinemark, Inc.
7,752,723	Term Loan, 6.83%, Maturing March 31, 2011		7,826,373
Deluxe Entertainment Services
2,725,000	Term Loan, 8.73%, Maturing January 28, 2011		2,823,781
Fender Musical Instruments Co.
417,920	Term Loan, 7.37%, Maturing March 30, 2012		417,920
HEI Acquisition, LLC
1,875,000	Term Loan, 7.55%, Maturing December 31, 2011		1,886,719
Metro-Goldwyn-Mayer Holdings, Inc.
23,430,000	Term Loan, 7.23%, Maturing April 8, 2012		23,602,796
New England Sports Ventures
6,944,000	Term Loan, 6.02%, Maturing February 27, 2007		6,952,680
Red Football, Ltd.
3,000,000	Term Loan, 7.35%, Maturing May 11, 2012	GBP	5,656,004
975,987	Term Loan, 7.85%, Maturing May 11, 2013	GBP	1,846,911
975,987	Term Loan, 8.35%, Maturing May 11, 2014	GBP	1,856,043
Regal Cinemas Corp.
18,870,934	Term Loan, 6.48%, Maturing November 10, 2010		18,896,674
Six Flags Theme Parks, Inc.
8,575,000	Revolving Loan, 7.83%, Maturing June 30, 2008		8,503,545
6,834,946	Term Loan, 7.32%, Maturing June 30, 2009		6,886,208
Southwest Sports Group, LLC
3,725,000	Term Loan, 7.44%, Maturing December 22, 2010		3,771,562
Universal City Development Partners, Ltd.
6,624,800	Term Loan, 7.12%, Maturing June 9, 2011		6,675,864
WMG Acquisition Corp.
2,850,000	Revolving Loan, 0%, Maturing February 28, 2010(2)		2,774,475
20,501,300	Term Loan, 7.22%, Maturing February 28, 2011		20,621,417
			$161,994,736
Lodging and Casinos — 4.4%
Bally Technologies, Inc.
$8,606,501	Term Loan, 8.18%, Maturing September 4, 2009		$8,654,913
Ameristar Casinos, Inc.
3,615,938	Term Loan, 6.73%, Maturing November 10, 2012		3,637,409
Boyd Gaming Corp.
11,921,404	Term Loan, 6.54%, Maturing June 30, 2011		11,994,423

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
CCM Merger, Inc.
$3,389,394	Term Loan, 7.00%, Maturing July 13, 2012		$3,398,715
Choctaw Resort Development Enterprise
1,617,670	Term Loan, 6.94%, Maturing November 4, 2011		1,628,791
Columbia Entertainment
2,025,536	Term Loan, 7.48%, Maturing October 24, 2011		2,039,461
Gala Electric Casinos, Ltd.
4,750,000	Term Loan, 7.13%, Maturing December 12, 2013	GBP	8,981,268
4,750,000	Term Loan, 7.63%, Maturing December 12, 2014	GBP	9,018,601
Globalcash Access, LLC
2,719,204	Term Loan, 6.84%, Maturing March 10, 2010		2,739,598
Green Valley Ranch Gaming, LLC
980,094	Term Loan, 6.73%, Maturing December 17, 2011		986,832
Herbst Gaming, Inc.
1,351,350	Term Loan, 7.11%, Maturing January 31, 2011		1,353,462
Isle of Capri Casinos, Inc.
8,640,625	Term Loan, 6.76%, Maturing February 4, 2011		8,681,668
MGM Mirage
9,035,714	Revolving Loan, 3.43%, Maturing April 25, 2010(2)		8,815,469
2,464,286	Term Loan, 6.28%, Maturing April 25, 2010		2,464,133
Penn National Gaming, Inc.
23,415,666	Term Loan, 6.90%, Maturing October 3, 2012		23,601,048
Pinnacle Entertainment, Inc.
2,350,000	Term Loan, 0%, Maturing December 14, 2011(2)		2,351,469
2,025,000	Term Loan, 7.09%, Maturing December 14, 2011		2,037,340
Resorts International Holdings, LLC
3,893,101	Term Loan, 8.98%, Maturing April 26, 2012		3,941,765
Trump Entertainment Resorts Holdings, L.P.
2,549,688	Term Loan, 0%, Maturing May 20, 2012(2)		2,576,778
2,543,281	Term Loan, 7.17%, Maturing May 20, 2012		2,570,304
Venetian Casino Resort, LLC
8,053,847	Term Loan, 6.73%, Maturing June 15, 2011		8,099,778
2,691,514	Term Loan, 6.73%, Maturing June 15, 2011		2,706,864
Wynn Las Vegas, LLC
4,955,000	Term Loan, 7.24%, Maturing December 14, 2011		4,989,066
			$127,269,155
Nonferrous Metals/Minerals — 2.2%
Almatis Holdings 5 BV
$1,050,000	Term Loan, 7.40%, Maturing December 21, 2013		$1,064,063
1,050,000	Term Loan, 7.90%, Maturing December 21, 2014		1,068,750
Alpha Natural Resources, LLC
2,917,687	Term Loan, 6.83%, Maturing October 26, 2012		2,935,013
Carmeuse Lime, Inc.
2,114,902	Term Loan, 6.94%, Maturing May 2, 2011		2,125,477
CII Carbon, LLC
1,811,313	Term Loan, 7.13%, Maturing August 23, 2012		1,832,822

Principal Amount	Borrower/Tranche Description	Value
Foundation Coal Corp.
$8,500,000	Revolving Loan, 0%, Maturing July 30, 2009(2)	$8,453,955
ICG, LLC
285,367	Term Loan, 7.71%, Maturing November 5, 2010	285,367
International Mill Service, Inc.
8,507,636	Term Loan, 7.73%, Maturing December 31, 2010	8,582,077
Magnum Coal Co.
6,022,727	Term Loan, 8.34%, Maturing March 15, 2013	6,098,011
602,273	Term Loan, 8.35%, Maturing March 15, 2013	609,801
Murray Energy Corp.
1,560,250	Term Loan, 8.09%, Maturing January 28, 2010	1,591,455
Novelis, Inc.
3,249,390	Term Loan, 7.38%, Maturing January 6, 2012	3,276,552
5,643,514	Term Loan, 7.38%, Maturing January 6, 2012	5,690,688
Severstal North America, Inc.
13,000,000	Revolving Loan, 0%, Maturing April 7, 2007(2)	12,935,000
Stillwater Mining Co.
1,320,000	Revolving Loan, 2.28%, Maturing June 30, 2007(2)	1,306,800
4,405,158	Term Loan, 7.38%, Maturing June 30, 2007	4,460,222
		$62,316,053
Oil and Gas — 3.5%
Cavallo Energy L.P.
$5,338,682	Revolving Loan, 5.81%, Maturing October 5, 2010(2)	$5,332,009
1,343,750	Term Loan, 7.89%, Maturing October 5, 2010	1,342,910
Coffeyville Resources, LLC
800,000	Term Loan, 4.46%, Maturing June 24, 2011	804,750
1,191,022	Term Loan, 7.50%, Maturing June 24, 2012	1,198,095
Columbia Natural Resources, LLC
4,225,294	Revolving Loan, 0%, Maturing January 19, 2010(2)	4,214,731
Dresser, Inc.
1,106,525	Term Loan, 7.60%, Maturing March 31, 2007	1,123,123
El Paso Corp.
7,168,875	Term Loan, 4.73%, Maturing November 23, 2009	7,217,165
9,271,745	Term Loan, 7.75%, Maturing November 23, 2009	9,338,066
Epco Holdings, Inc.
2,333,334	Revolving Loan, 2.40%, Maturing August 18, 2008(2)	2,304,167
4,250,544	Term Loan, 6.87%, Maturing August 18, 2008	4,278,440
865,950	Term Loan, 7.12%, Maturing August 18, 2010	875,383
Key Energy Services, Inc.
4,154,588	Term Loan, 8.40%, Maturing June 30, 2012	4,189,644
LB Pacific, L.P.
3,628,350	Term Loan, 7.72%, Maturing March 3, 2012	3,682,775
Lyondell-Citgo Refining, L.P.
5,600,250	Term Loan, 6.98%, Maturing May 21, 2007	5,614,251

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Niska Gas Storage
$547,273	Term Loan, 0%, Maturing May 13, 2011(2)		$547,615
781,818	Term Loan, 8.75%, Maturing May 13, 2011		782,307
820,909	Term Loan, 8.75%, Maturing May 13, 2011		821,422
4,300,000	Term Loan, 8.75%, Maturing May 12, 2013		4,302,687
Petroleum Geo-Services ASA
7,880,250	Term Loan, 7.48%, Maturing December 16, 2012		7,927,043
Sprague Energy Corp.
1,977,273	Term Loan, 7.20%, Maturing October 5, 2009(2)		1,972,330
13,840,909	Revolving Loan, 3.57%, Maturing October 5, 2010(2)		13,806,307
Targa Resources, Inc.
5,700,000	Term Loan, 7.48%, Maturing October 31, 2007		5,714,250
1,225,740	Term Loan, 7.23%, Maturing October 31, 2012		1,235,954
7,609,022	Term Loan, 7.33%, Maturing October 31, 2012		7,672,428
Universal Compression, Inc.
3,465,014	Term Loan, 6.48%, Maturing February 15, 2012		3,488,836
			$99,786,688
Publishing — 4.4%
American Media Operations, Inc.
$12,000,000	Term Loan, 8.12%, Maturing January 31, 2013		$12,120,000
CBD Media, LLC
2,829,804	Term Loan, 7.59%, Maturing December 31, 2009		2,869,894
Dex Media East, LLC
5,013,745	Term Loan, 6.60%, Maturing May 8, 2009		5,017,224
Dex Media West, LLC
14,061,858	Term Loan, 6.60%, Maturing March 9, 2010		14,079,435
Herald Media, Inc.
1,374,711	Term Loan, 7.85%, Maturing July 22, 2011		1,379,007
Liberty Group Operating, Inc.
4,853,893	Term Loan, 7.38%, Maturing February 28, 2012		4,883,322
Merrill Communications, LLC
5,738,685	Term Loan, 7.29%, Maturing May 5, 2011		5,791,590
Nebraska Book Co., Inc.
4,067,000	Term Loan, 7.63%, Maturing March 4, 2011		4,087,335
Newspaper Holdings, Inc.
7,650,000	Term Loan, 6.19%, Maturing August 24, 2012		7,671,519
R.H. Donnelley Corp.
359,164	Term Loan, 6.32%, Maturing December 31, 2009		357,817
21,351,857	Term Loan, 6.46%, Maturing June 30, 2011		21,348,035
Seat Pagine Gialle Spa
6,708,333	Term Loan, 5.09%, Maturing May 25, 2012	EUR	8,717,186
Source Media, Inc.
2,366,907	Term Loan, 7.21%, Maturing November 8, 2011		2,400,193

Principal Amount	Borrower/Tranche Description	Value
SP Newsprint Co.
$4,511,111	Term Loan, 5.09%, Maturing January 9, 2010		$4,570,319
1,557,500	Term Loan, 7.55%, Maturing January 9, 2010		1,577,942
Springer Science+Business Media
972,973	Term Loan, 7.73%, Maturing September 15, 2011		979,865
1,054,054	Term Loan, 8.23%, Maturing May 5, 2012		1,064,595
972,973	Term Loan, 8.23%, Maturing May 5, 2012		983,108
Sun Media Corp.
5,194,427	Term Loan, 6.42%, Maturing February 7, 2009		5,236,632
World Directories ACQI Corp.
2,000,000	Term Loan, 5.66%, Maturing November 29, 2012	EUR	2,598,956
Xsys US, Inc.
3,795,776	Term Loan, 7.48%, Maturing December 31, 2012		3,831,836
3,877,093	Term Loan, 7.98%, Maturing December 31, 2013		3,933,310
Xsys, Inc.
1,546,742	Term Loan, 5.80%, Maturing September 27, 2014	EUR	2,015,627
YBR Acquisition BV
2,500,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR	3,262,529
750,000	Term Loan, 5.15%, Maturing June 30, 2013	EUR	978,759
2,500,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR	3,275,749
750,000	Term Loan, 5.65%, Maturing June 30, 2014	EUR	982,725
			$126,014,509
Radio and Television — 4.7%
Adams Outdoor Advertising, L.P.
$1,979,080	Term Loan, 7.09%, Maturing October 18, 2012		$1,998,870
ALM Media Holdings, Inc.
4,170,431	Term Loan, 7.49%, Maturing March 5, 2010		4,177,383
Blockcommunications, Inc.
2,842,875	Term Loan, 6.98%, Maturing December 22, 2011		2,862,420
Cequel Communications, LLC
16,250,000	Term Loan, 7.32%, Maturing November 5, 2013		16,184,707
CMP Susquehanna Corp.
4,400,000	Term Loan, 7.31%, Maturing May 5, 2013		4,403,436
DirecTV Holdings, LLC
3,783,333	Term Loan, 6.58%, Maturing April 13, 2013		3,804,615
Emmis Operating Co.
7,715,285	Term Loan, 6.87%, Maturing November 10, 2011		7,746,022
Entravision Communications Corp.
1,509,894	Term Loan, 6.49%, Maturing September 29, 2013		1,516,343
Gray Television, Inc.
3,990,000	Term Loan, 6.49%, Maturing November 22, 2015		4,005,461
Hanley-Wood, LLC
482,119	Term Loan, 0%, Maturing August 1, 2012(2)		484,630
4,037,372	Term Loan, 7.21%, Maturing August 1, 2012		4,058,398

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
LBI Media, Inc.
$2,000,000	Term Loan, 6.76%, Maturing March 31, 2012		$2,003,750
NEP Supershooters, L.P.
1,698,457	Term Loan, 8.48%, Maturing February 3, 2011		1,718,096
2,847,581	Term Loan, 9.05%, Maturing February 3, 2011		2,887,627
Nexstar Broadcasting, Inc.
4,618,834	Term Loan, 6.73%, Maturing October 1, 2012		4,633,268
4,594,225	Term Loan, 6.73%, Maturing October 1, 2012		4,608,582
NextMedia Operating, Inc.
428,615	Term Loan, 7.06%, Maturing November 15, 2012		431,294
964,394	Term Loan, 7.09%, Maturing November 15, 2012		970,421
PanAmSat Corp.
11,391,619	Term Loan, 6.90%, Maturing August 20, 2011		11,486,910
Patriot Media and Communications CNJ, Inc.
500,000	Term Loan, 7.46%, Maturing February 6, 2013		504,219
Paxson Communcations Corp.
8,300,000	Term Loan, 8.32%, Maturing January 15, 2012		8,517,875
Rainbow National Services, LLC
5,000,000	Revolving Loan, 0%, Maturing March 31, 2010(2)		4,956,250
8,944,409	Term Loan, 7.88%, Maturing March 31, 2012		9,034,784
Raycom TV Broadcasting, LLC
9,176,115	Term Loan, 6.50%, Maturing August 28, 2013		9,199,056
SFX Entertainment
4,688,250	Term Loan, 7.23%, Maturing June 21, 2013		4,709,736
Spanish Broadcasting System
6,286,500	Term Loan, 6.98%, Maturing June 10, 2012		6,321,862
TDF SA
3,500,000	Term Loan, 4.85%, Maturing March 11, 2013	EUR	4,544,635
2,500,000	Term Loan, 5.85%, Maturing March 11, 2014	EUR	3,259,045
Young Broadcasting, Inc.
3,607,738	Term Loan, 7.59%, Maturing November 3, 2012		3,603,228
			$134,632,923
Rail Industries — 0.5%
Kansas City Southern Railway Co.
$6,300,000	Term Loan, 6.89%, Maturing March 30, 2008		$6,313,784
Railamerica, Inc.
8,480,351	Term Loan, 7.25%, Maturing September 29, 2011		8,586,355
1,002,470	Term Loan, 7.25%, Maturing September 29, 2011		1,015,001
			$15,915,140
Retailers (Except Food and Drug) — 3.5%
Advance Stores Company, Inc.
$5,558,412	Term Loan, 6.56%, Maturing September 30, 2010		$5,582,730
3,304,264	Term Loan, 6.59%, Maturing September 30, 2010		3,318,720

Principal Amount	Borrower/Tranche Description	Value
Alimentation Couche-Tard, Inc.
$2,483,648	Term Loan, 6.88%, Maturing December 17, 2010	$2,512,106
American Achievement Corp.
1,494,582	Term Loan, 7.56%, Maturing March 25, 2011	1,502,055
Amscan Holdings, Inc.
4,500,000	Term Loan, 8.29%, Maturing December 23, 2012	4,540,311
Coinmach Laundry Corp.
11,588,298	Term Loan, 7.66%, Maturing December 15, 2012	11,730,742
FTD, Inc.
2,764,706	Term Loan, 7.31%, Maturing February 28, 2011	2,791,490
Harbor Freight Tools USA, Inc.
5,953,028	Term Loan, 6.92%, Maturing July 15, 2010	5,975,352
Home Interiors & Gifts, Inc.
2,838,424	Term Loan, 10.36%, Maturing March 31, 2011	2,592,426
Josten's Corp.
10,042,011	Term Loan, 7.07%, Maturing October 4, 2010	10,119,837
Mapco Express, Inc.
1,944,649	Term Loan, 7.69%, Maturing April 28, 2011	1,955,588
Mauser Werke GMBH & Co. KG
3,825,000	Term Loan, 7.52%, Maturing December 3, 2011	3,848,906
Movie Gallery, Inc.
3,498,943	Term Loan, 9.98%, Maturing April 27, 2011	3,387,687
Neiman Marcus Group, Inc.
3,109,177	Term Loan, 7.34%, Maturing April 5, 2013	3,139,299
Oriental Trading Co., Inc.
7,311,641	Term Loan, 7.25%, Maturing August 4, 2010	7,366,478
Rent-A-Center, Inc.
7,174,960	Term Loan, 6.47%, Maturing June 30, 2010	7,226,978
Savers, Inc.
2,550,326	Term Loan, 8.24%, Maturing August 4, 2009	2,564,672
Sears Canada, Inc.
2,850,000	Term Loan, 6.71%, Maturing December 22, 2012	2,873,156
Shopko Stores, Inc.
5,448,000	Revolving Loan, 4.08%, Maturing December 28, 2010(2)	5,430,975
Stewert Enterprises, Inc.
930,324	Term Loan, 6.69%, Maturing November 19, 2011	936,720
Travelcenters of America, Inc.
10,842,825	Term Loan, 6.62%, Maturing November 30, 2008	10,924,146
		$100,320,374
Steel — 0.1%
Gibraltar Industries, Inc.
$2,842,875	Term Loan, 6.69%, Maturing December 8, 2010	$2,867,750
		$2,867,750

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Surface Transport — 0.3%
Horizon Lines, LLC
$1,404,975	Term Loan, 7.34%, Maturing July 7, 2011		$1,417,269
Sirva Worldwide, Inc.
6,351,945	Term Loan, 9.53%, Maturing December 1, 2010		6,232,846
			$7,650,115
Telecommunications — 3.8%
Alaska Communications Systems Holdings, Inc.
$6,600,000	Term Loan, 6.73%, Maturing February 1, 2011		$6,622,275
Cellular South, Inc.
1,965,000	Term Loan, 6.84%, Maturing May 4, 2011		1,980,966
Centennial Cellular Operating Co., LLC
9,175,000	Term Loan, 7.25%, Maturing February 9, 2011		9,243,812
Cincinnati Bell, Inc.
2,213,875	Term Loan, 6.59%, Maturing August 31, 2012		2,215,952
Consolidated Communications, Inc.
9,887,497	Term Loan, 6.78%, Maturing April 14, 2011		9,936,934
D&E Communications, Inc.
3,298,351	Term Loan, 7.12%, Maturing December 31, 2011		3,314,842
Fairpoint Communications, Inc.
8,075,000	Term Loan, 6.75%, Maturing February 8, 2012		8,080,047
Hawaiian Telcom Communications, Inc.
2,670,000	Term Loan, 7.23%, Maturing October 31, 2012		2,685,256
Intelsat, Ltd.
4,964,837	Term Loan, 6.75%, Maturing July 28, 2011		4,994,834
Iowa Telecommunications Services
3,234,000	Term Loan, 6.69%, Maturing November 23, 2011		3,250,170
IPC Acquisition Corp.
1,562,960	Term Loan, 7.60%, Maturing August 5, 2011		1,577,222
Madison River Capital, LLC
1,855,000	Term Loan, 7.26%, Maturing July 31, 2012		1,867,174
Nextel Partners Operation Corp.
6,845,455	Term Loan, 6.32%, Maturing May 31, 2012		6,855,435
NTelos, Inc.
5,362,125	Term Loan, 7.35%, Maturing February 18, 2011		5,382,903
Qwest Corp.
8,900,000	Term Loan, 9.83%, Maturing June 4, 2007		9,081,898
Satbirds Finance SARL
1,500,000	Term Loan, 4.63%, Maturing April 4, 2013	EUR	1,930,548
1,500,000	Term Loan, 4.63%, Maturing April 4, 2013	EUR	1,930,900
Stratos Global Corp.
3,425,000	Term Loan, 7.73%, Maturing February 13, 2012		3,463,531
Syniverse Holdings, Inc.
2,120,850	Term Loan, 6.73%, Maturing February 15, 2012		2,131,454

Principal Amount	Borrower/Tranche Description	Value
Triton PCS, Inc.
$5,500,375	Term Loan, 8.35%, Maturing November 18, 2009	$5,545,066
Valor Telecom Enterprise, LLC
8,598,500	Term Loan, 6.75%, Maturing February 14, 2012	8,621,535
Westcom Corp.
2,707,176	Term Loan, 7.54%, Maturing December 17, 2010	2,722,404
Winstar Communications, Inc.
3,852,804	DIP Loan, 0.00%, Maturing December 31, 2006(4)	5,676,463
		$109,111,621
Utilities — 2.2%
Astoria Generating Co.
$373,096	Term Loan, 6.94%, Maturing February 23, 2012	$374,829
1,722,586	Term Loan, 6.94%, Maturing February 23, 2013	1,730,584
Calpine Corp.
3,331,383	DIP Revolving Loan, 0%, Maturing February 27, 2008(2)	3,307,440
1,293,972	DIP Loan, 7.23%, Maturing February 27, 2008	1,309,607
3,271,809	DIP Loan, 8.98%, Maturing February 27, 2008	3,356,329
Cellnet Technology, Inc.
2,000,314	Term Loan, 7.98%, Maturing April 26, 2012	2,032,819
Cogentrix Delaware Holdings, Inc.
2,350,368	Term Loan, 6.50%, Maturing April 14, 2012	2,359,426
Covanta Energy Corp.
3,460,163	Term Loan, 4.96%, Maturing June 24, 2012	3,467,370
2,479,558	Term Loan, 7.97%, Maturing June 24, 2012	2,484,723
KGen, LLC
3,202,650	Term Loan, 7.60%, Maturing August 5, 2011	3,228,672
La Paloma Generating Co., LLC
1,042,691	Term Loan, 6.73%, Maturing August 16, 2012	1,051,945
83,043	Term Loan, 6.73%, Maturing August 16, 2012	83,780
177,049	Term Loan, 6.84%, Maturing August 16, 2012	178,620
LSP General Finance Co., LLC
119,192	Term Loan, 0%, Maturing April 14, 2013(2)	119,763
2,830,808	Term Loan, 6.84%, Maturing April 14, 2013	2,844,373
Mirant North America, LLC
3,541,125	Term Loan, 6.83%, Maturing January 3, 2013	3,547,765
NRG Energy, Inc.
15,928,315	Term Loan, 6.82%, Maturing February 1, 2013	16,012,481
3,071,685	Term Loan, 6.98%, Maturing February 1, 2013	3,087,762
Pike Electric, Inc.
3,359,241	Term Loan, 6.56%, Maturing July 1, 2012	3,365,539
2,055,161	Term Loan, 6.63%, Maturing July 1, 2012	2,059,015
Plains Resources, Inc.
4,140,765	Term Loan, 6.69%, Maturing August 12, 2011	4,156,293
Reliant Energy, Inc.
597,097	Term Loan, 7.47%, Maturing December 22, 2010	598,356

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Wolf Hollow I L.P.
$1,333,374	Term Loan, 7.19%, Maturing June 22, 2012	$1,348,375
1,350,000	Term Loan, 7.33%, Maturing June 22, 2012	1,365,187
		$63,471,053
Total Senior Floating Rate Interests (identified cost $2,843,139,553)		$2,868,836,292
Corporate Bonds & Notes — 0.9%
Principal Amount (000's omitted)	Security	Value
Automotive — 0.1%
Key Plastics, LLC, Jr. Sub. Notes
$1,061	4.00%, 4/26/07(3)	$1,069,408
Key Plastics, LLC, Sr. Sub. Notes
1,691	7.00%, 4/26/07(3)	1,691,812
		$2,761,220
Building and Development — 0.2%
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate
$6,451	7.32%, 6/15/29(5)	$6,450,997
		$6,450,997
Cable and Satellite Television — 0.3%
Iesy Hessen GmbH and Co., KG, Variable Rate
$7,000	5.743%, 4/15/13	$8,946,194
		$8,946,194
Financial Intermediaries — 0.0%
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
$1,000	7.612%, 8/11/16(5)	$1,015,400
		$1,015,400
Telecommunications — 0.3%
Qwest Corp., Sr. Notes, Variable Rate
$3,150	8.16%, 6/15/13	$3,413,812
Rogers Wireless, Inc., Variable Rate
4,150	8.035%, 12/15/10	4,300,438
		$7,714,250
Total Corporate Bonds & Notes (identified cost, $26,085,787)		$26,888,061

Common Stocks — 0.9%
Shares	Security	Value
31,622	Citation Corp.(6)(7)	$276,692
33,278	Environmental Systems Products Holdings, Inc.(3)(6)(7)	1,073,881
133,410	Hayes Lemmerz International(7)	341,530
441,740	Maxim Crane Works, L.P.(7)	22,528,761
12,592	RoTech Medical Corp(3)(6)(7)	29,088
297,015	Safelite Glass Corp.(3)(6)(7)	858,373
20,048	Safelite Realty Corp.(3)(6)	150,159
Total Common Stocks (identified cost, $9,361,647)		$25,258,484
Preferred Stocks — 0.1%
Shares	Security	Value
2,496	Citation Corp. (PIK)(6)	$2,109,120
445	Hayes Lemmerz International(3)(6)(7)	4,921
218	Key Plastics, LLC, Series A(3)(6)(7)	209,254
Total Preferred Stocks (identified cost, $2,237,250)		$2,323,295
Warrants — 0.0%
Shares/Rights	Security	Value
130	Gentek, Inc., Class B(6)(7)	$4,224
63	Gentek, Inc., Class C(6)(7)	1,943
Total Warrants (identified cost, $0)		$6,167
Commercial Paper — 0.4%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$11,425,000	06/14/06	HSBC Finance Corp.	5.02%	$11,404,289
Total Commercial Paper (at amortized cost, $11,404,289)				$11,404,289
Time Deposits — 2.1%
Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,000	06/01/06	Investors Bank and Trust Company Time Deposit	5.08%	$2,000,000
57,000,000	06/01/06	Societe Generale Time Deposit	5.07%	57,000,000
Total Time Deposits (at amortized cost, $59,000,000)				$59,000,000

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Investments — 103.9% (identified cost $2,951,228,526)	$2,993,716,588
Less Unfunded Loan Commitments — (5.1)%	$(147,300,907)
Net Investments — 98.8% (identified cost $2,803,927,619)	$2,846,415,681
Other Assets, Less Liabilities — 1.2%	$35,530,763
Net Assets — 100.0%	$2,881,946,444

EUR - Euro

GBP - British Pound

PIK - Payment In Kind

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate as of May 31, 2006 of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the Borrower's discretion.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $7,466,397 or 0.3% of the Portfolio's net assets.

(6)  Restricted security.

(7)  Non-income producing security.

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2006

Assets
Investments, at value (identified cost, $2,803,927,619)	$2,846,415,681
Cash	9,675,366
Foreign currency, at value (identified cost, $266,478)	265,864
Receivable for investments sold	7,306,151
Receivable for open swap contracts	173,727
Interest receivable	23,552,988
Prepaid expenses	316,247
Total assets	$2,887,706,024
Liabilities
Payable for investments purchased	$2,579,132
Payable for open forward foreign currency contracts	1,830,290
Payable to affiliate for investment advisory fees	1,118,597
Payable to affiliate for Trustees' fees	5,288
Accrued expenses	226,273
Total liabilities	$5,759,580
Net Assets applicable to investors' interest in Portfolio	$2,881,946,444
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,841,040,915
Net unrealized appreciation (computed on the basis of identified cost)	40,905,529
Total	$2,881,946,444

Statement of Operations

For the Six Months Ended May 31, 2006

Investment Income
Interest	$100,576,083
Total investment income	$100,576,083
Expenses
Investment adviser fee	$6,708,361
Trustees' fees and expenses	15,577
Custodian fee	385,182
Legal and accounting services	377,518
Interest expense	71,585
Miscellaneous	36,549
Total expenses	$7,594,772
Deduct — Reduction of custodian fee	$34,340
Total expense reductions	$34,340
Net expenses	$7,560,432
Net investment income	$93,015,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,979,303
Swap contracts	157,658
Foreign currency and forward foreign currency exchange contract transactions	(12,284,957)
Net realized loss	$(7,147,996)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$21,119,235
Swap contracts	147,662
Foreign currency and forward foreign currency exchange contracts	(1,914,985)
Net change in unrealized appreciation (depreciation)	$19,351,912
Net realized and unrealized gain	$12,203,916
Net increase in net assets from operations	$105,219,567

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
From operations — Net investment income	$93,015,651	$162,991,740
Net realized gain (loss) from investment transactions, swap contracts, foreign currency and forward foreign currency exchange contract transactions	(7,147,996)	1,600,761
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	19,351,912	211,340
Net increase in net assets from operations	$105,219,567	$164,803,841
Capital transactions — Contributions	$117,395,910	$409,703,712
Withdrawals	(395,059,184)	(860,269,748)
Net decrease in net assets from capital transactions	$(277,663,274)	$(450,566,036)
Net decrease in net assets	$(172,443,707)	$(285,762,195)
Net Assets
At beginning of period	$3,054,390,151	$3,340,152,346
At end of period	$2,881,946,444	$3,054,390,151

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended May 31, 2006		Year Ended November 30,					Period Ended November 30,		Year Ended December 31,
	(Unaudited)		2005		2004		2003	2002(1)		2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.51	%(2)	0.50%		0.51%		0.50%	0.47	%(2)	0.47%
Expenses after custodian fee reduction	0.50	%(2)	0.50%		0.51%		0.50%	0.47	%(2)	0.47%
Interest expense	0.00	%(2)(4)	0.00	%(4)	0.00	%(4)	0.01%	0.01	%(2)	0.01%
Net investment income	6.24	%(2)	5.00%		3.82%		4.14%	4.77	%(2)	7.04%
Portfolio Turnover	30%		65%		87%		47%	42%		33%
Total Return(3)	3.61%		5.27%		6.15%		8.19%	0.85%		3.35%
Net assets, end of period (000's omitted)	$2,881,946		$3,054,390		$3,340,152		$3,384,305	$4,084,930		$5,730,074

(1)  For the eleven-month period ended November 30, 2002.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(4)  Rounds to less than 0.01%.

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At May 31, 2006, the Eaton Vance Prime Rate Reserves, Eaton Vance Advisers Senior Floating-Rate Fund, EV Classic Senior Floating-Rate Fund, Eaton Vance Medallion Senior Floating-Rate Fund, and Eaton Vance Institutional Senior Floating-Rate Fund (collectively, the Funds) held approximate 47.2%, 2.5%, 40.1%, 8.2% and 2.0% interests in the Portfolio, respectively. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Portfolio based on information available to such managers. The portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of Senior Debt Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of Senior Debt Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Portfolio's Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options thereon are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ

Senior Debt Portfolio as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments to the value of a foreign equity security.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

E  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is a buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on

Senior Debt Portfolio as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

M  Interim Financial Statements — The interim financial statements relating to May 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Advisory Fee and Other Transactions with Affiliates

The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets. The Trustees of the Portfolio have accepted a contractual waiver of a portion of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed, on an annual basis, 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended May 31, 2006, the effective annual rate, based on average daily gross assets, was 0.45% and amounted to $6,708,361. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2006, no significant amounts have been deferred.

3  Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended May 31, 2006 aggregated $904,155,839, $639,891,017 and $431,753,446, respectively.

Senior Debt Portfolio as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Short-Term Debt and Credit Agreements

The Portfolio participates with other portfolios managed by BMR in a $550 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of $71,585 for the six months ended May 31, 2006, which is computed at the annual rate of 0.08% of the credit agreement. There were no significant borrowings under this agreement during the six months ended May 31, 2006. As of May 31, 2006, the Portfolio had no borrowings outstanding.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency exchange contracts, interest rate swaps and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at May 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
6/30/06	British Pound 25,804,761	United States Dollar 47,912,228	(396,277)
6/30/06	Euro 138,508,123	United States Dollar 176,791,768	(1,434,013)
			$(1,830,290)

The Portfolio had the following swap agreements outstanding at May 31, 2006:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/6/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (10 in total, each representing 10% of the notional value of the swap).	$8,197
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/12/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (10 in total, each representing 10% of the notional value of the swap).	(4,792)
2,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/2/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(10,879)
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Portfolio will receive 2.20% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	5,522
2,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/18/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	31,101
3,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/8/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	23,718
4,000,000 USD	3/20/2012	Agreement with Lehman Brothers dated 2/8/2006 whereby the Portfolio will receive 2.40% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	67,933

Senior Debt Portfolio as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At May 31, 2006, the Portfolio had sufficient cash and/or securities segregated to cover potential obligations arising from forward foreign currency exchange contracts and open swap contracts.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned at May 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,803,927,619
Gross unrealized appreciation	$46,946,164
Gross unrealized depreciation	(4,458,102)
Net unrealized appreciation	$42,488,062

The unrealized depreciation on foreign currency, swaps and forward contracts at May 31, 2006 on a federal income tax basis was $(1,582,533).

7  Restricted Securities

At May 31, 2006, the Portfolio owned the following securities (representing 0.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Citation Corp.	5/24/05	31,622	$0	$276,692
Environmental Systems Products Holdings, Inc.	10/24/00	33,278	0	1,073,881
RoTech Medical Corp	6/12/02	12,592	332,429	29,088
Safelite Glass Corp.	9/29/00 - 11/10/00	297,015	0	858,373
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	150,159
			$332,429	$2,388,193
Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Citation Corp. (PIK)	5/24/05	2,496	$1,996,800	$2,109,120
Hayes Lemmerz International	6/04/03	445	22,250	4,921
Key Plastics, LLC, Series A	4/26/01	218	218,200	209,254
			$2,237,250	$2,323,295
Warrants
Gentek, Inc., Class B	11/11/03	130	$0	$4,224
Gentek, Inc., Class C	11/11/03	63	0	1,943
			$—	$6,167

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/Scott H. Page
Scott H. Page
President

Date:	July 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	July 14, 2006

By:	/s/Scott H. Page
Scott H. Page
President

Date:	July 14, 2006